DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Cash Flow Hedges (Details) - Interest rate swaps - Cash flow hedging - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Swaps designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Other comprehensive income (loss), net of tax	$ (3.4)	$ (15.5)	$ 47.0
Swaps not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Other comprehensive income (loss), net of tax	$ (47.9)	$ 0.0	$ 0.6